Quarterly Holdings Report
for
Fidelity® New Millennium ETF
April 30, 2023
OTF-NPRT3-0623
1.9897906.102
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Entertainment - 2.3%
Activision Blizzard, Inc.	2,104	163,502
Endeavor Group Holdings, Inc. (a)	20,628	531,790
Netflix, Inc. (a)	2,759	910,277
Spotify Technology SA (a)	2,605	348,028
World Wrestling Entertainment, Inc. Class A	905	96,989
		2,050,586
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	16,862	1,809,967
Meta Platforms, Inc. Class A (a)	7,125	1,712,280
Pinterest, Inc. Class A (a)	5,171	118,933
		3,641,180
Media - 1.4%
Comcast Corp. Class A	30,265	1,252,063
TOTAL COMMUNICATION SERVICES		6,943,829
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.6%
Aptiv PLC (a)	4,757	489,305
Broadline Retail - 1.5%
Amazon.com, Inc. (a)	12,642	1,333,099
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	1,295	154,973
Booking Holdings, Inc. (a)	255	685,009
Chipotle Mexican Grill, Inc. (a)	130	268,791
Churchill Downs, Inc.	2,137	625,137
Hilton Worldwide Holdings, Inc.	2,345	337,727
Yum! Brands, Inc.	1,452	204,122
		2,275,759
Household Durables - 1.1%
Lennar Corp. Class A	5,030	567,434
NVR, Inc. (a)	75	438,000
		1,005,434
Specialty Retail - 1.5%
Dick's Sporting Goods, Inc.	2,014	292,050
Floor & Decor Holdings, Inc. Class A (a)	1,557	154,672
TJX Companies, Inc.	10,773	849,128
		1,295,850
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. Class B	7,364	933,166
Ralph Lauren Corp.	3,824	438,957
Tapestry, Inc.	8,809	359,495
		1,731,618
TOTAL CONSUMER DISCRETIONARY		8,131,065
CONSUMER STAPLES - 4.5%
Beverages - 2.8%
Boston Beer Co., Inc. Class A (a)	1,095	347,673
Constellation Brands, Inc. Class A (sub. vtg.)	1,037	237,960
Diageo PLC sponsored ADR	2,392	443,716
Keurig Dr. Pepper, Inc.	9,905	323,894
The Coca-Cola Co.	17,637	1,131,414
		2,484,657
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	4,227	322,816
Dollar General Corp.	1,181	261,544
Performance Food Group Co. (a)	5,349	335,329
Target Corp.	3,312	522,468
		1,442,157
TOTAL CONSUMER STAPLES		3,926,814
ENERGY - 6.7%
Energy Equipment & Services - 1.8%
Baker Hughes Co. Class A	12,027	351,669
Halliburton Co.	8,055	263,801
Schlumberger Ltd.	13,787	680,388
TechnipFMC PLC (a)	18,878	258,440
		1,554,298
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp. (a)	3,934	90,443
Canadian Natural Resources Ltd.	8,324	507,514
Cheniere Energy, Inc.	2,823	431,919
Exxon Mobil Corp.	17,962	2,125,623
Hess Corp.	4,548	659,733
Valero Energy Corp.	4,362	500,191
		4,315,423
TOTAL ENERGY		5,869,721
FINANCIALS - 11.0%
Banks - 3.2%
Bank of America Corp.	34,634	1,014,084
JPMorgan Chase & Co.	4,392	607,150
PNC Financial Services Group, Inc.	2,700	351,675
Wells Fargo & Co.	21,566	857,249
		2,830,158
Capital Markets - 1.2%
Coinbase Global, Inc. (a)	1,428	76,812
Morgan Stanley	7,551	679,363
State Street Corp.	3,794	274,154
		1,030,329
Financial Services - 3.9%
Block, Inc. Class A (a)	5,562	338,114
Fiserv, Inc. (a)	6,859	837,621
Radian Group, Inc.	9,845	238,938
Shift4 Payments, Inc. (a)	4,561	309,099
Visa, Inc. Class A	7,167	1,667,976
		3,391,748
Insurance - 2.7%
Arch Capital Group Ltd. (a)	4,720	354,330
Chubb Ltd.	6,167	1,243,021
First American Financial Corp.	4,156	239,427
MetLife, Inc.	4,785	293,464
RenaissanceRe Holdings Ltd.	1,143	246,214
		2,376,456
TOTAL FINANCIALS		9,628,691
HEALTH CARE - 13.3%
Biotechnology - 1.4%
Day One Biopharmaceuticals, Inc. (a)	5,770	71,548
Gilead Sciences, Inc.	3,285	270,060
Legend Biotech Corp. ADR (a)	3,468	238,286
Regeneron Pharmaceuticals, Inc. (a)	740	593,325
		1,173,219
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	18,148	945,874
GE Healthcare Holding LLC	4,421	359,604
Hologic, Inc. (a)	4,662	400,979
Masimo Corp. (a)	3,095	585,388
Stryker Corp.	2,091	626,568
		2,918,413
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)	13,032	316,287
Centene Corp. (a)	5,088	350,716
Cigna Group	1,620	410,330
LifeStance Health Group, Inc. (a)	10,755	87,653
UnitedHealth Group, Inc.	3,159	1,554,512
		2,719,498
Life Sciences Tools & Services - 2.2%
Danaher Corp.	1,750	414,593
IQVIA Holdings, Inc. (a)	1,601	301,356
Thermo Fisher Scientific, Inc.	1,437	797,391
West Pharmaceutical Services, Inc.	1,182	426,986
		1,940,326
Pharmaceuticals - 3.3%
AstraZeneca PLC sponsored ADR	7,005	512,906
Bristol-Myers Squibb Co.	9,435	629,975
Eli Lilly & Co.	4,417	1,748,514
		2,891,395
TOTAL HEALTH CARE		11,642,851
INDUSTRIALS - 14.0%
Aerospace & Defense - 4.2%
BWX Technologies, Inc.	6,220	401,688
Howmet Aerospace, Inc.	15,826	700,934
Huntington Ingalls Industries, Inc.	1,109	223,641
Lockheed Martin Corp.	1,806	838,797
Northrop Grumman Corp.	1,404	647,623
The Boeing Co. (a)	4,305	890,188
		3,702,871
Building Products - 0.7%
Builders FirstSource, Inc. (a)	3,169	300,326
Fortune Brands Home & Security, Inc.	4,231	273,703
		574,029
Construction & Engineering - 1.1%
Quanta Services, Inc.	3,327	564,392
Willscot Mobile Mini Holdings (a)	9,686	439,744
		1,004,136
Electrical Equipment - 1.5%
Eaton Corp. PLC	2,700	451,224
Generac Holdings, Inc. (a)	2,929	299,402
Regal Rexnord Corp.	4,478	582,856
		1,333,482
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	22,891	710,766
Industrial Conglomerates - 0.9%
General Electric Co.	8,318	823,232
Machinery - 3.0%
Caterpillar, Inc.	2,432	532,122
Fortive Corp.	3,447	217,471
Ingersoll Rand, Inc.	11,345	646,892
ITT, Inc.	5,214	440,270
Parker Hannifin Corp.	2,405	781,336
		2,618,091
Professional Services - 1.6%
FTI Consulting, Inc. (a)	2,295	414,248
KBR, Inc.	8,650	490,715
WNS Holdings Ltd. sponsored ADR (a)	5,851	527,585
		1,432,548
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	368	132,888
TOTAL INDUSTRIALS		12,332,043
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	20,890	987,053
Electronic Equipment, Instruments & Components - 1.7%
Flex Ltd. (a)	29,439	605,560
Jabil, Inc.	6,009	469,603
Keysight Technologies, Inc. (a)	2,990	432,474
		1,507,637
IT Services - 0.7%
EPAM Systems, Inc. (a)	772	218,044
MongoDB, Inc. Class A (a)	1,812	434,808
		652,852
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	11,178	998,978
Analog Devices, Inc.	3,734	671,672
Marvell Technology, Inc.	1,049	41,415
NVIDIA Corp.	4,292	1,190,987
NXP Semiconductors NV	4,381	717,345
onsemi (a)	9,499	683,548
SolarEdge Technologies, Inc. (a)	1,014	289,629
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,843	576,865
Teradyne, Inc.	4,584	418,886
		5,589,325
Software - 8.4%
Adobe, Inc. (a)	1,908	720,384
Autodesk, Inc. (a)	1,630	317,508
Dynatrace, Inc. (a)	12,537	530,064
Microsoft Corp.	15,504	4,763,759
Oracle Corp.	7,300	691,456
Workday, Inc. Class A (a)	2,083	387,730
		7,410,901
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	30,242	5,131,460
TOTAL INFORMATION TECHNOLOGY		21,279,228
MATERIALS - 4.0%
Chemicals - 1.5%
Cabot Corp.	4,744	340,429
Celanese Corp. Class A	2,337	248,283
CF Industries Holdings, Inc.	2,388	170,933
Element Solutions, Inc.	18,278	331,746
Westlake Corp.	2,101	239,052
		1,330,443
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	839	304,725
Containers & Packaging - 0.9%
Avery Dennison Corp.	1,879	327,848
O-I Glass, Inc. (a)	20,440	459,287
		787,135
Metals & Mining - 1.3%
Commercial Metals Co.	2,928	136,708
Freeport-McMoRan, Inc.	21,025	797,058
Novagold Resources, Inc. (a)	35,589	193,604
		1,127,370
TOTAL MATERIALS		3,549,673
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Essex Property Trust, Inc.	934	205,228
Gaming & Leisure Properties	6,715	349,180
Prologis (REIT), Inc.	5,437	680,984
Spirit Realty Capital, Inc.	5,332	205,069
		1,440,461
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	3,952	302,960
TOTAL REAL ESTATE		1,743,421
UTILITIES - 2.0%
Electric Utilities - 1.3%
Constellation Energy Corp.	4,712	364,709
Southern Co.	10,319	758,962
		1,123,671
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	17,649	417,575
Vistra Corp.	9,981	238,147
		655,722
TOTAL UTILITIES		1,779,393
TOTAL COMMON STOCKS (Cost $77,444,284)		86,826,729

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $77,444,284)	86,826,729
NET OTHER ASSETS (LIABILITIES) - 1.1%	971,828
NET ASSETS - 100.0%	87,798,557

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.